Long- term financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Preferred Shares
Disclosure of financial assets [line items]
Fair value of shares	€ 0
Fair value shares of remaining	€ 0	€ 0
Common shares in Roivant
Disclosure of financial assets [line items]
Fair value of shares		€ 12,300